STOCK OPTION PLANS	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 12. STOCK OPTION PLANS

Zero options were granted during the years ended September 30, 2016. There were 14,750,000 options outstanding to purchase shares of Common Stock as of September 30, 2016. The board of directors adopted the 2013 Share Incentive Plan, or the 2013 Plan, which became effective in July 2013. A total of 17,000,000 common shares of our company are reserved for issuance under the 2013 Plan.

Issue Date	No. of Options Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)
5/29/2014	12,750,000	0.15	0.18	5/29/2024	7.67
5/29/2014	2,000,000	0.20	0.18	5/29/2019	2.67
Balance as at September 30 2016	14,750,000			Weighted Average Contractual Life (Years)	6.99